UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.



                        THE ADVISORS' INNER CIRCLE FUND

       ICM SMALL COMPANY PORTFOLIO

       ANNUAL REPORT                                    OCTOBER 31, 2004

                               INVESTMENT ADVISER:
                     INVESTMENT COUNSELORS OF MARYLAND, LLC


THE ADVISORS' INNER CIRCLE FUND                         ICM SMALL COMPANY
                                                        PORTFOLIO
                                                        OCTOBER 31, 2004

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................     1

Statement of Net Assets ..................................................     4

Statement of Operations ..................................................    10

Statement of Changes in Net Assets .......................................    11

Financial Highlights .....................................................    12

Notes to Financial Statements ............................................    13

Report of Independent Registered Public Accounting Firm ..................    19

Trustees and Officers of The Advisors' Inner Circle Fund .................    20

Disclosure of Portfolio Expenses .........................................    28

Notice to Shareholders ...................................................    29

--------------------------------------------------------------------------------

The Portfolio's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-234-5426; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
October 31, 2004

Dear Shareholder:

The equity market got off to a very fast start in the first quarter of the Portfolio's fiscal year ended October 31, 2004. Over the next six months the broader market gave back some of those gains and then moved higher over the last three months of the fiscal year. Small cap value stocks, as measured by the Russell 2000 Value Index, were far and away the best performers as compared to small cap stocks in general and small cap growth stocks in particular.

The ICM Small Company Portfolio did not keep pace with its primary benchmark, the Russell 2000 Value Index, for the second consecutive year. The Portfolio's performance in the first fiscal quarter was the culprit. Over the last nine months of the year the Portfolio modestly outperformed the Russell 2000 Value Index (+6.40% versus +6.00%), but the first quarter's performance deficit was too much to overcome.

                                                                     TOTAL RETURNS
                                 --------------------------------------------------------------------------------------
                                 1ST FISCAL QTR.   2ND FISCAL QTR.   3RD FISCAL QTR.   4TH FISCAL QTR.    FISCAL YEAR
                                 --------------------------------------------------------------------------------------
                                  NOV. 1, 2003-     FEB. 1, 2004-     MAY 1, 2004-      AUG. 1, 2004-     NOV. 1, 2003
                                  JAN. 31, 2004    APRIL 30, 2004     JULY 31, 2004     OCT. 31, 2004    OCT. 31, 2004
                                 ---------------   ---------------   ---------------   ---------------   --------------
ICM SMALL COMPANY PORTFOLIO ...       6.10%             0.43%             0.48%             5.44%           12.89%
Russell 2000 Value Index ......      11.31%            -2.00%             1.46%             6.61%           17.99%
Russell 2000 Index ............      10.24%            -3.36%            -1.26%             6.21%           11.73%
Russell 2000 Growth Index .....       9.17%            -4.72%            -4.08%             5.77%            5.53%
S&P 500 Composite Index .......       8.11%            -1.70%            -0.08%             3.04%            9.42%
-----------------------------------------------------------------------------------------------------------------------

                          PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------
   1 YEAR                5 YEARS               10 YEARS           SINCE INCEPTION -- 4/19/89
END 10/31/04          END 10/31/04           END 10/31/04               THRU 10/31/04
------------          ------------           ------------         --------------------------
   12.89%                16.11%                 14.59%                     15.14%

There were two primary reasons why the Portfolio lagged behind the Index in the November - January period. First, the Portfolio had little exposure to companies often classified as deep cyclicals such as metals and mining, commodity chemicals, and machinery companies. These types of companies performed very well over this three month period. Second, the Portfolio was underweighted in very small capitalization companies (micro cap stocks) and this sector of the market also performed extremely well.

We believe the environment will become a bit less hospitable for equities as we move through the coming year. Interest rates will probably increase and corporate earnings growth will slow. We are hopeful that energy and industrial commodity prices will decline from today's very lofty levels. The broad market would benefit from these declines in prices as inflationary pressures would be reduced, profit margins for many companies would improve, and consumers would have more resources available for discretionary spending and savings.

Respectfully,

/s/ Robert D. McDorman, Jr.

Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland, LLC

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-234-5426 OR VISIT OUR WEBSITE AT WWW.ICMPORTFOLIOS.COM.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING LOSS OF PRINCIPAL. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY. THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

S&P 500 COMPOSITE INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $2,500,000 Investment

          AVERAGE ANNUAL TOTAL RETURN
        FOR YEARS ENDED OCTOBER 31, 2004
------------------------------------------------
          ANNUALIZED   ANNUALIZED     ANNUALIZED
1 YEAR      3 YEAR       5 YEAR        10 YEAR
RETURN      RETURN       RETURN         RETURN
------------------------------------------------
12.89%      15.50%       16.11%         14.59%

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  ICM          RUSSELL
             SMALL COMPANY    2000 VALUE
               PORTFOLIO        INDEX

   10-94      $2,500,000     $2,500,000
   10-95       2,943,250      2,898,750
   10-96       3,402,986      3,466,035
   10-97       4,875,798      4,754,707
   10-98       4,630,058      4,389,070
   10-99       4,624,502      4,420,672
   10-00       5,535,991      5,185,448
   10-01       6,334,281      5,639,175
   10-02       6,450,831      5,496,503
   10-03       8,644,759      7,711,045
   10-04       9,759,069      9,098,262

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
               REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.
  THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S
  RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE
          NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2004

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS (UNAUDITED)+:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Consumer Discretionary            16.5%
Materials & Processing            13.6%
Technology                        13.6%
Producer Durables                 13.2%
Financial Services                11.4%
Health Care                        8.7%
Repurchase Agreement               7.0%
Energy                             5.2%
Auto & Transportation              5.1%
Real Estate Investment Trusts      5.1%

+ PERCENTAGES ARE BASED ON TOTAL NET ASSETS.

COMMON STOCK -- 92.4%

                                                       SHARES        VALUE
                                                     ---------   -------------
AUTO & TRANSPORTATION -- 5.1%
   American Axle & Manufacturing Holdings ..........   450,000   $  12,915,000
   BorgWarner ......................................   416,000      19,294,080
   Celadon Group* ..................................   150,000       2,917,500
   CSK Auto* .......................................   469,000       6,866,160
   JLG Industries ..................................   545,400       9,097,272
   Swift Transportation* ...........................   740,000      13,986,000
   TBC* ............................................   250,000       5,557,500
                                                                 -------------
                                                                    70,633,512
                                                                 -------------
CONSUMER DISCRETIONARY -- 16.5%
   4Kids Entertainment* ............................   143,400       2,622,786
   Buckle ..........................................   167,800       4,332,596
   CBRL Group ......................................   291,000      10,551,660
   Central Garden and Pet* .........................   250,000       8,930,000
   CNS .............................................   367,600       4,190,640
   Corinthian Colleges* ............................   386,000       5,542,960
   Finlay Enterprises* .............................   310,100       6,233,010
   Fred's ..........................................   365,300       6,403,709
   FTI Consulting* .................................   375,000       7,035,000
   Furniture Brands International ..................   400,000       8,724,000
   G&K Services ....................................   225,000       8,840,250
   Genlyte Group* ..................................    79,500       5,848,020
   Hancock Fabrics .................................   365,000       3,748,550
   Haverty Furniture ...............................   325,000       5,486,000
   Ionics* .........................................   251,800       7,176,300
   John B. Sanfilippo & SON* .......................   249,800       4,503,894
   MAXIMUS* ........................................   314,000       8,534,520
   Men's Wearhouse* ................................   360,000      11,188,800
   Mohawk Industries* ..............................    90,000       7,657,200

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2004

--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED

                                                       SHARES        VALUE
                                                     ---------   -------------
CONSUMER DISCRETIONARY -- CONTINUED
   Navigant International* .........................   550,000   $   6,842,000
   Pier 1 Imports ..................................   570,000      10,231,500
   ProQuest* .......................................   370,000       9,642,200
   Ralcorp Holdings* ...............................   410,000      15,067,500
   Rex Stores* .....................................   350,000       5,407,500
   Ruby Tuesday ....................................   424,300      10,480,210
   Scholastic* .....................................   236,500       7,170,680
   ShopKo Stores* ..................................   350,000       6,034,000
   Toro ............................................   202,500      13,820,625
   West* ...........................................   550,000      15,466,000
                                                                 -------------
                                                                   227,712,110
                                                                 -------------
ENERGY -- 5.2%
   Equitable Resources .............................   310,000      17,143,000
   Oceaneering International* ......................   470,000      16,708,500
   Penn Virginia ...................................   520,000      18,720,000
   St. Mary Land & Exploration .....................   260,000      10,251,800
   Unit ............................................   260,000       9,643,400
                                                                 -------------
                                                                    72,466,700
                                                                 -------------
FINANCIAL SERVICES -- 11.4%
   Capital Corp of the West ........................    22,400       1,031,520
   Coinstar* .......................................   498,800      12,884,004
   Colonial BancGroup ..............................   210,000       4,546,500
   CVB Financial ...................................   341,000       8,456,800
   Dime Community Bancshares .......................   491,000       7,885,460
   First Niagara Financial Group ...................   537,000       7,485,780
   Hanmi Financial .................................   205,804       6,252,326
   Hub International Ltd.* .........................   459,600       7,822,392
   Investors Financial Services ....................   311,400      11,985,786
   John H Harland ..................................   547,100      17,633,033
   NDCHealth .......................................   535,000       8,982,650
   Prosperity Bancshares ...........................   490,000      13,352,500
   Reinsurance Group of America ....................   156,000       6,720,480
   Scottish Re Group ...............................   500,900      11,270,250
   Sterling Bancorp/NY .............................    97,800       2,822,508
   Triad Guaranty* .................................   190,000      10,356,900
   UCBH Holdings ...................................   260,000      11,203,400
   West Coast Bancorp/OR ...........................   306,900       7,273,530
                                                                 -------------
                                                                   157,965,819
                                                                 -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2004

--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED

                                                       SHARES        VALUE
                                                     ---------   -------------
HEALTH CARE -- 8.7%
   Apria Healthcare Group* .........................   435,000   $  11,901,600
   Bio-Rad Laboratories* ...........................   300,000      15,606,000
   Conmed* .........................................   500,000      14,035,000
   Covance* ........................................   254,900      10,124,628
   Cytyc* ..........................................   110,200       2,875,118
   Dentsply International ..........................   300,000      15,603,000
   Genesis HealthCare ..............................   262,500       8,053,500
   Hooper Holmes ................................... 1,090,400       5,724,600
   Medical Action Industries* ......................       500           8,315
   NeighborCare* ...................................   525,000      13,455,750
   Omnicare ........................................   450,000      12,415,500
   Quinton Cardiology Systems* .....................   368,300       3,590,925
   Vital Signs .....................................   200,000       6,925,000
                                                                 -------------
                                                                   120,318,936
                                                                 -------------
MATERIALS & PROCESSING -- 13.6%
   Aptargroup ......................................   440,000      20,644,800
   Armor Holdings* .................................   347,600      12,868,152
   Cambrex .........................................   440,000       9,842,800
   Clarcor .........................................   301,700      14,873,810
   Eagle Materials .................................   150,000      10,366,500
   Griffon* ........................................   800,000      17,800,000
   Hughes Supply ...................................   670,000      19,034,700
   Kaydon ..........................................   282,000       8,347,200
   MacDermid .......................................   520,000      16,411,200
   Martin Marietta Materials .......................   125,000       5,691,250
   Minerals Technologies ...........................   291,400      17,513,140
   Nordson .........................................     9,000         315,180
   Northwest Pipe* .................................   175,000       2,973,250
   Precision Castparts .............................   104,097       6,245,820
   Quaker Chemical .................................   300,000       6,774,000
   Spartech ........................................   750,000      18,900,000
                                                                 -------------
                                                                   188,601,802
                                                                 -------------
PRODUCER DURABLES -- 13.2%
   Ametek ..........................................   580,000      19,093,600
   Baldor Electric .................................   127,000       2,975,610
   Belden CDT ......................................   292,000       6,491,160
   C&D Technologies ................................   545,400       9,762,660

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2004

--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED

                                                       SHARES        VALUE
                                                     ---------   -------------
PRODUCER DURABLES -- CONTINUED
   Diebold .........................................   260,000   $  12,441,000
   Entegris* .......................................   913,400       8,453,517
   ESCO Technologies* ..............................   183,400      12,801,320
   Heico ...........................................   743,600      10,336,040
   MDC Holdings ....................................   500,000      38,375,000
   Photronics* .....................................   461,300       8,095,815
   Pulte Homes .....................................   180,000       9,878,400
   Quixote .........................................   280,000       5,033,000
   Regal-Beloit ....................................   380,000       8,892,000
   Ryland Group ....................................   145,000      13,831,550
   Teleflex ........................................   125,000       5,473,750
   Ultratech* ......................................   425,000       7,233,500
   Woodhead Industries .............................   240,000       3,768,000
                                                                 -------------
                                                                   182,935,922
                                                                 -------------
REAL ESTATE INVESTMENT TRUSTS -- 5.1%
   AMLI Residential Properties Trust ...............   190,000       5,979,300
   Camden Property Trust ...........................   140,000       6,356,000
   First Industrial Realty Trust ...................   125,000       4,825,000
   LaSalle Hotel Properties ........................   250,000       7,180,000
   Liberty Property Trust ..........................   175,000       7,096,250
   Mack-Cali Realty ................................   100,000       4,417,000
   Mills ...........................................   235,000      13,030,750
   Parkway Properties, Inc./MD .....................   100,000       5,078,000
   Prentiss Properties Trust .......................   175,000       6,296,500
   Ramco-Gershenson Properties .....................   140,700       3,798,900
   Reckson Associates Realty .......................   200,000       6,070,000
                                                                 -------------
                                                                    70,127,700
                                                                 -------------
TECHNOLOGY -- 13.6%
   Adaptec* ........................................ 1,460,000      11,388,000
   Analogic ........................................   161,000       6,849,745
   Ansys* ..........................................   283,600       7,827,360
   CCC Information Services Group* .................   237,554       4,351,989
   CommScope* ......................................   547,000       9,851,470
   EMS Technologies* ...............................   370,000       6,290,000
   Hutchinson Technology* ..........................   119,300       4,009,673
   Imation .........................................   525,000      16,416,750
   Insight Enterprises* ............................   376,000       6,976,680

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2004

--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
TECHNOLOGY -- CONTINUED
   Itron* ..........................................     476,000   $   9,967,440
   Kemet* ..........................................     928,000       7,201,280
   Mantech International* ..........................     785,000      16,971,700
   Mentor Graphics* ................................   1,325,000      15,423,000
   Moldflow* .......................................     320,000       3,980,800
   Mykrolis* .......................................     730,000       7,672,300
   Radisys* ........................................     299,400       3,976,032
   Rogers* .........................................     107,400       4,609,608
   Tekelec* ........................................     458,000      10,222,560
   Tetra Tech* .....................................     578,000       7,594,920
   THQ* ............................................     306,700       5,796,630
   Tier Technologies* ..............................     679,300       5,862,359
   Trimble Navigation* .............................     326,500       9,367,285
   Varian Semiconductor Equipment Associates* ......     139,000       4,810,790
                                                                   -------------
                                                                     187,418,371
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $869,040,570) ..........................               1,278,180,872
                                                                   -------------

REPURCHASE AGREEMENT -- 7.0%

                                                        FACE
                                                       AMOUNT
                                                     -----------
   ABN-AMRO 1.74%, dated 10/29/04, to be repurchased
      on 11/01/04, repurchase price $96,671,937
      (collateralized by various mortgage
      obligations, par value $185,253,772,
      5.500%-11.000%, 01/01/21-01/01/32,
      total market value $98,591,081)
      (Cost $96,657,922) ........................... $96,657,922      96,657,922
                                                                   -------------
   TOTAL INVESTMENTS -- 99.4%
      (Cost $965,698,492) ..........................               1,374,838,794
                                                                   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                                    VALUE
                                                               ---------------
OTHER ASSETS AND LIABILITIES -- 0.6%
   Payable for Investment Securities Purchased .....           $    (4,308,752)
   Payable for Capital Shares Redeemed .............                (1,470,513)
   Investment Advisory Fees Payable ................                  (806,914)
   Administration Fees Payable .....................                   (84,224)
   Trustees' Fees Payable ..........................                    (3,412)
   Other Assets and Liabilities, Net ...............                14,754,605
                                                               ---------------
   TOTAL OTHER ASSETS AND LIABILITIES -- 0.6% ......                 8,080,790
                                                               ---------------
   NET ASSETS -- 100.0% ............................           $ 1,382,919,584
                                                               ===============

NET ASSETS CONSIST OF:
   Paid-in Capital .................................           $   888,294,143
   Accumulated net realized gain on investments ....                85,485,139
   Net unrealized appreciation on investments ......               409,140,302
                                                               ---------------
   NET ASSETS ......................................           $ 1,382,919,584
                                                               ===============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ....                39,644,209
   NET ASSET VALUE, Offering and Redemption Price
      Per Share -- Institutional Class                                  $34.88
                                                                        ======

   *  NON-INCOME PRODUCING SECURITY

LTD.  LIMITED

  MD  MARYLAND

  NY  NEW YORK

  OR  OREGON

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2004

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

INVESTMENT INCOME

Dividends (Net of foreign taxes withheld of $7,007) ...           $ 11,622,447
Interest ..............................................              1,085,633
Securities Lending ....................................                181,802
                                                                  ------------
   TOTAL INCOME .......................................             12,889,882
                                                                  ------------
EXPENSES
Investment Advisory Fees ..............................              8,872,666
Shareholder Servicing Fees ............................              1,005,688
Administration Fees ...................................                957,216
Trustees' Fees ........................................                    235
Transfer Agent Fees ...................................                110,538
Custodian Fees ........................................                 63,273
Printing Fees .........................................                 54,138
Registration and Filing Fees ..........................                 29,050
Audit Fees ............................................                 13,935
Legal Fees ............................................                 10,895
Other Expenses ........................................                  8,985
                                                                  ------------
   NET EXPENSES .......................................             11,126,619
                                                                  ------------
NET INVESTMENT INCOME .................................              1,763,263
                                                                  ------------
NET REALIZED GAIN ON INVESTMENTS ......................             85,924,529
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ..             61,957,512
                                                                  ------------
TOTAL NET GAIN ON INVESTMENTS .........................            147,882,041
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..           $149,645,304
                                                                  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                         YEAR               YEAR
                                                                         ENDED              ENDED
                                                                      OCTOBER 31,        OCTOBER 31,
                                                                         2004               2003
                                                                    ---------------    ---------------
OPERATIONS:
   Net Investment Income ......................................     $     1,763,263    $     1,784,669
   Net Realized Gain (Loss) on Investments ....................          85,924,529           (246,787)
   Net Change in Unrealized Appreciation
      on Investments ..........................................          61,957,512        272,713,215
                                                                    ---------------    ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS ..............................................         149,645,304        274,251,097
                                                                    ---------------    ---------------

DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ......................................          (2,164,400)        (2,063,364)
   Net Realized Gain ..........................................                  --         (6,590,155)
   Return of Capital ..........................................                  --         (1,022,363)
                                                                    ---------------    ---------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS .......................          (2,164,400)        (9,675,882)
                                                                    ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
   Issued .....................................................         346,759,979        326,780,851
   In Lieu of Cash Distributions ..............................           1,985,919          8,915,938
   Redeemed ...................................................        (266,849,795)      (220,106,522)
                                                                    ---------------    ---------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .          81,896,103        115,590,267
                                                                    ---------------    ---------------
      TOTAL INCREASE IN NET ASSETS ............................         229,377,007        380,165,482
NET ASSETS:
   Beginning of Year ..........................................       1,153,542,577        773,377,095
                                                                    ---------------    ---------------
   End of Year (including undistributed net investment
      income of $0 and $0, respectively) ......................     $ 1,382,919,584    $ 1,153,542,577
                                                                    ===============    ===============
SHARE TRANSACTIONS:
   Issued .....................................................          10,403,978         12,616,588
   In Lieu of Cash Distributions ..............................              59,321            372,705
   Redeemed ...................................................          (8,092,615)        (8,804,671)
                                                                    ---------------    ---------------

   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS .           2,370,684          4,184,622
                                                                    ===============    ===============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                             YEARS ENDED OCTOBER 31,
                                   ---------------------------------------------------------------------------
                                      2004             2003            2002(1)         2001            2000
                                   -----------      -----------      ----------      ---------      ----------
Net Asset Value,
    Beginning of Year ..........   $     30.95      $     23.37      $    23.70      $   23.32      $    22.63
                                   -----------      -----------      ----------      ---------      ----------

Income from Operations:
    Net Investment Income ......          0.05*            0.05            0.11           0.24            0.28
    Net Realized and
      Unrealized Gain ..........          3.94*            7.81            0.39+          2.82            3.61
                                   -----------      -----------      ----------      ---------      ----------
Total from Operations ..........          3.99             7.86            0.50           3.06            3.89
                                   -----------      -----------      ----------      ---------      ----------

Dividends and Distributions:
    Net Investment Income ......         (0.06)           (0.06)          (0.10)         (0.26)          (0.28)
    Net Realized Gain ..........            --            (0.19)          (0.73)         (2.42)          (2.92)
    Return of Capital ..........            --            (0.03)             --             --              --
                                   -----------      -----------      ----------      ---------      ----------
Total Dividends and
    Distributions ..............         (0.06)           (0.28)          (0.83)         (2.68)          (3.20)
                                   -----------      -----------      ----------      ---------      ----------
Net Asset Value,
    End of Year ................   $     34.88      $     30.95      $    23.37      $   23.70      $    23.32
                                   ===========      ===========      ==========      =========      ==========
TOTAL RETURN++ .................         12.89%           34.01%           1.84%         14.42%          19.71%
                                   ===========      ===========      ==========      =========      ==========

RATIOS AND SUPPLEMENTAL DATA
Net Assets,
    End of Year (Thousands) ....   $ 1,382,920      $ 1,153,543      $  773,377      $ 650,124      $  537,635
Ratio of Expenses to
    Average Net Assets .........          0.88%            0.87%           0.87%          0.90%           0.85%
Ratio of Net Investment
    Income to Average Net Assets          0.14%            0.20%           0.41%          0.97%           1.22%
Portfolio Turnover Rate ........            22%              18%             17%            24%             33%

 *  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES.

 +  THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT
    ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE
    PORTFOLIO SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.

++  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS
    OR THE REDEMPTION OF PORTFOLIO SHARES.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S ICM SMALL COMPANY PORTFOLIO ACQUIRED THE ASSETS AND
    LIABILITIES OF THE UAM ICM SMALL COMPANY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE
    ADVISORS' INNER CIRCLE FUND'S ICM SMALL COMPANY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE
    PREDECESSOR FUND, THE UAM ICM SMALL COMPANY PORTFOLIO.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

      USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
      for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from Real Estate Investment Trusts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT
   AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the year ended October 31, 2004 the ICM Small Company Portfolio paid the Administrator 0.08% of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part by Investment Counselors of Maryland, Inc. (the "Former Adviser") and ICM Management LLC, a company wholly-owned by eight former officers of the Former Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets. Old Mutual (US) Holdings, Inc. through its partial ownership of the Former Adviser, retains an ownership in the Adviser. The Adviser continued the business of the Former Adviser.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2004 the Portfolio made purchases of $344,286,826 and sales of $258,732,912 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments.

Permanent book and tax basis differences, relating to distributions received from REITS and return of capital, resulted in reclassifications for the year ended October 31, 2004 in undistributed net investment income of $401,137 and in accumulated net realized gain of ($401,137). These reclassifications had no impact on the net assets or net asset value of the Portfolio.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
The tax character of dividends and distributions paid during the last two years were as follows:

         ORDINARY      LONG-TERM        RETURN OF
          INCOME      CAPITAL GAIN       CAPITAL         TOTAL
        ----------    ------------      ----------     ----------
2004    $2,164,400      $       --      $      --      $2,164,400
2003    $2,066,035      $6,587,484      $1,022,363     $9,675,882

As of October 31, 2004, the components of Distributable Earnings were as follows:

     Undistributed Ordinary Income               $   4,732,632
     Undistributed Long-Term Capital Gain           82,200,350
     Unrealized Appreciation                       407,572,518
     Other Temporary Differences                       119,941
                                                 -------------
     Total Distributable Earnings                $ 494,625,441
                                                 =============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended October 31, 2004, the Portfolio utilized $214,722 in capital loss carryforwards to offset capital gains.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolio at October 31, 2004, were as follows:

            FEDERAL       APPRECIATED       DEPRECIATED      NET UNREALIZED
           TAX COST        SECURITIES       SECURITIES        APPRECIATION
         ------------     ------------     -------------     --------------
         $967,266,276     $447,018,656     $(39,446,138)     $ 407,572,518

8. SECURITIES LENDING:

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33.3% of the total asset value of the Portfolio (including the loan collateral). The Portfolio will not lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities, respectively. Although the risk of lending is mitigated by the collateral, the Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The Portfolio did not have any securities on loan at October 31, 2004.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

9. OTHER:

At October 31, 2004, one shareholder held 10.79% of the total shares outstanding of the Portfolio. This shareholder is comprised of an omnibus account which is held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
ICM Small Company Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ICM Small Company Portfolio (one of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2004

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-932-7781.The following chart lists Trustees and Officers as of November 16, 2004.


                                                                                        NUMBER OF
                                                                                       PORTFOLIOS
                                     TERM OF                                        IN THE ADVISORS'
                     POSITION(S)    OFFICE AND                                      INNER CIRCLE FUND
NAME, ADDRESS,(1)     HELD WITH     LENGTH OF      PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD     OTHER  DIRECTORSHIPS
       AGE            THE TRUST   TIME SERVED(2)    DURING PAST 5 YEARS                  MEMBER          HELD BY BOARD MEMBER(3)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY        Trustee      (Since 1993)   Vice Chairman of Ameritrust              43          Trustee of The Advisors'
77 yrs. old                                       Texas N.A., 1989-1992, and                           Inner, Circle Fund II, The
                                                  MTrust Corp., 1985-1989.                             MDL Funds, and The
                                                                                                       Expedition Funds.
-----------------------------------------------------------------------------------------------------------------------------------

ROBERT A. PATTERSON   Trustee      (Since 1993)   Pennsylvania State University,           43          Member and Treasurer, Board
87 yrs. old                                       Senior Vice President,                               of Trustees of Grove City
                                                  Treasurer (Emeritus); Financial                      College. Trustee of The
                                                  and Investment Consultant,                           Advisors' Inner Circle Fund
                                                  Professor of Transportation                          II, The MDL Funds, and The
                                                  since 1984; Vice President-                          Expedition Funds.
                                                  Investments, Treasurer, Senior
                                                  Vice President (Emeritus),
                                                  1982-1984. Director,
                                                  Pennsylvania Research Corp.
-----------------------------------------------------------------------------------------------------------------------------------

EUGENE B. PETERS      Trustee      (Since 1993)   Private investor from 1987 to            43          Trustee of The Advisors'
75 yrs. old                                       present. Vice President and                          Inner Circle Fund II, The
                                                  Chief Financial Officer,                             MDL Funds, and The
                                                  Western Company of North                             Expedition Funds.
                                                  America (petroleum service
                                                  company), 1980-1986. President
                                                  of Gene Peters and Associates
                                                  (import company), 1978-1980.
                                                  President and Chief Executive
                                                  Officer of Jos. Schlitz Brewing
                                                  Company before 1978.
-----------------------------------------------------------------------------------------------------------------------------------

JAMES M. STOREY       Trustee      (Since 1994)   Attorney, solo practitioner              43          Trustee of The Advisors'
73 yrs. old                                       since 1994. Partner, Dechert                         Inner Circle Fund II, The
                                                  (law firm), September .                              MDL Funds, The Expedition
                                                   1987-December 1993.                                 Funds, State Street
                                                                                                       Research Funds,
                                                                                                       Massachusetts Health and
                                                                                                       Education Tax-Exempt Trust,
                                                                                                       SEI Asset Allocation Trust,
                                                                                                       SEI Daily Income Trust, SEI
                                                                                                       Index Funds, SEI
                                                                                                       Institutional International
                                                                                                       Trust, SEI Institutional
                                                                                                       Investments Trust, SEI
                                                                                                       Institutional Managed
                                                                                                       Trust, SEI Liquid Asset
                                                                                                       Trust and SEI Tax Exempt
                                                                                                       Trust.
-----------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      20-21

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                                                            IN THE
                                                                                          ADVISORS'
                                            TERM OF                                      INNER CIRCLE
                           POSITION(S)     OFFICE AND                                        FUND
    NAME, ADDRESS,(1)       HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)         OVERSEEN BY          OTHER DIRECTORSHIPS
           AGE              THE TRUST    TIME SERVED(2)   DURING PAST 5 YEARS            BOARD MEMBER       HELD BY BOARD MEMBER(3)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J. SULLIVAN, JR.      Trustee      (Since 1999)   Chief Executive Officer,             43        Trustee, State Street
62 yrs. old                                              Newfound Consultants, Inc.                     Navigator Securities
                                                         since April 1997. General                      Lending Trust, since 1995.
                                                         Partner, Teton Partners, L.P.,                 Trustee of The Advisors'
                                                         June 1991-December 1996; Chief                 Inner Circle Fund II, The
                                                         Financial Officer, Nobel                       MDL Funds, The Expedition
                                                         Partners, L.P., March                          Funds, SEI Asset Allocation
                                                         1991-December 1996; Treasurer                  Trust, SEI Daily Income
                                                         and Clerk, Peak Asset                          Trust, SEI Index Funds, SEI
                                                         Management, Inc., since 1991.                  Institutional International
                                                                                                        Trust, SEI Institutional
                                                                                                        Investments Trust, SEI
                                                                                                        Institutional Managed
                                                                                                        Trust, SEI Liquid Asset
                                                                                                        Trust, SEI Tax Exempt
                                                                                                        Trust, SEI Absolute Return
                                                                                                        Master Fund, L.P., SEI
                                                                                                        Opportunity Master Fund,
                                                                                                        L.P., SEI Absolute Return
                                                                                                        Fund, L.P., and SEI
                                                                                                        Opportunity Fund, L.P.
-----------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS

ROBERT A. NESHER             Chairman     (Since 1991)   Currently performs various           43        Trustee of The Advisors'
58 yrs. old                of the Board                  services on behalf of SEI                      Inner Circle Fund II,
                           of Trustees                   Investments for which Mr.                      Bishop Street Funds, The
                                                         Nesher is compensated.                         Expedition Funds, The MDL
                                                         Executive Vice President of SEI                Funds, SEI Asset Allocation
                                                         Investments, 1986-1994.                        Trust, SEI Daily Income
                                                         Director and Executive Vice                    Trust, SEI Index Funds, SEI
                                                         President of the Administrator                 Institutional International
                                                         and the Distributor, 1981-1994.                Trust, SEI Institutional
                                                                                                        Investments Trust, SEI
                                                                                                        Institutional Managed
                                                                                                        Trust, SEI Liquid Asset
                                                                                                        Trust, SEI Tax Exempt
                                                                                                        Trust, SEI Opportunity
                                                                                                        Master Fund, L.P., SEI
                                                                                                        Opportunity Fund, L.P., SEI
                                                                                                        Absolute Return Master
                                                                                                        Fund, L.P., SEI Absolute
                                                                                                        Return Fund, L.P., SEI
                                                                                                        Global Master Fund, PLC,
                                                                                                        SEI Global Assets Fund,
                                                                                                        PLC, SEI Global Investments
                                                                                                        Fund, PLC and SEI
                                                                                                        Investment Global, Limited.
-----------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      22-23

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                                                       IN THE ADVISORS'
                                               TERM OF                                 INNER CIRCLE FUND
                             POSITION(S)      OFFICE AND                                  OVERSEEN BY         OTHER DIRECTORSHIPS
    NAME, ADDRESS,(1)         HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)         BOARD               HELD BY BOARD
           AGE                THE TRUST     TIME SERVED(2)     DURING PAST 5 YEARS      MEMBER/OFFICER          MEMBER/OFFICER(3)
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)

WILLIAM M. DORAN               Trustee       (Since 1992)   Self-employed                     43            Director of SEI
1701 Market Street                                          consultant since                                Investments Company
Philadelphia, PA 19103                                      2003. Partner,                                  and SEI Investments
64 yrs. old                                                 Morgan, Lewis &                                 Distribution Co.,
                                                            Bockius LLP (law                                Trustee of The
                                                            firm), counsel to the                           Advisors Inner Circle
                                                            Trust, SEI                                      Fund II, The MDL
                                                            Investments the                                 Funds, The Expedition
                                                            Administrator and the                           Funds, SEI Asset
                                                            Distributor from                                Allocation Trust, SEI
                                                            1976-2003. Director                             Daily Income Trust,
                                                            of Distributor since                            SEI Index Funds, SEI
                                                            2003. Director of SEI                           Institutional
                                                            Investments since                               International Trust,
                                                            1974; Secretary of                              SEI Institutional
                                                            SEI Investments since                           Investments Trust,
                                                            1978.                                           SEI Institutional
                                                                                                            Managed Trust, SEI
                                                                                                            Liquid Asset Trust
                                                                                                            and SEI Tax Exempt
                                                                                                            Trust.
-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS

JAMES F. VOLK, CPA            President      (Since 2003)   Senior Operations                 N/A                     N/A
42 yrs. old                                                 Officer, SEI
                                                            Investments, Fund
                                                            Accounting and
                                                            Administration since
                                                            1996; Assistant Chief
                                                            Accountant of the
                                                            U.S. Securities and
                                                            Exchange Commission
                                                            from 1993-1996.
-----------------------------------------------------------------------------------------------------------------------------------

PETER GOLDEN               Controller and    (Since 2004)   Director, SEI                     N/A                     N/A
40 yrs. old                Chief Financial                  Investments, Fund
                               Officer                      Accounting and
                                                            Administration since
                                                            June 2001. From March
                                                            2000 to 2001, Vice
                                                            President of Funds
                                                            Administration for
                                                            J.P. Morgan Chase &
                                                            Co. From 1997 to
                                                            2000, Vice President
                                                            of Pension and Mutual
                                                            Fund Accounting for
                                                            Chase Manhattan Bank.
-----------------------------------------------------------------------------------------------------------------------------------

WILLIAM E. ZITELLI              Chief        (Since 2004)   Vice President and                N/A                     N/A
36 yrs. old                  Compliance                     Assistant Secretary
                               Officer                      of SEI Investments
                                                            Global Funds Services
                                                            and SEI Investments
                                                            Distribution Co. from
                                                            2000-2004; Vice
                                                            President, Merrill
                                                            Lynch & Co. Asset
                                                            Management Group from
                                                            1998-2000; Associate
                                                            at Pepper Hamilton
                                                            LLP from 1997-1998.
-----------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
    Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of
    1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                      24-25

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                 NUMBER OF
                                                                                 PORTFOLIOS
                                                                                   IN THE
                                                                                 ADVISORS'
                                        TERM OF                                 INNER CIRCLE
                       POSITION(S)     OFFICE AND                                   FUND
 NAME, ADDRESS,(1)      HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN BY   OTHER DIRECTORSHIPS
        AGE             THE TRUST     TIME SERVED      DURING PAST 5 YEARS        OFFICER       HELD BY OFFICER
-----------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES NDIAYE          Vice President  (Since 2004)  Employed by SEI                 N/A               N/A
36 yrs. old           and Secretary                 Investments Company since
                                                    2004. Vice President,
                                                    Deutsche Asset Management
                                                    from 2003-2004.
                                                    Associate, Morgan, Lewis &
                                                    Bockius LLP from
                                                    2000-2003. Counsel,
                                                    Assistant Vice President,
                                                    ING Variable Annuities
                                                    Group from 1999-2000.
-----------------------------------------------------------------------------------------------------------------

TIMOTHY D. BARTO      Vice President  (Since 2000)  General Counsel, Vice           N/A               N/A
36 yrs. old           and Assistant                 President and Secretary
                        Secretary                   of SEI Investments
                                                    Global Funds Services
                                                    since 1999; Associate,
                                                    Dechert (law firm) from
                                                    1997-1999; Associate,
                                                    Richter, Miller & Finn
                                                    (law firm) from 1994-1997.
-----------------------------------------------------------------------------------------------------------------

JOHN MUNERA           Vice President  (Since 2002)  Middle Office Compliance        N/A               N/A
41 yrs. old           and Assistant                 Officer at SEI
                        Secretary                   Investments since 2000;
                                                    Supervising Examiner at
                                                    Federal Reserve Bank of
                                                    Philadelphia from
                                                    1998-2000.
-----------------------------------------------------------------------------------------------------------------

PHILIP T. MASTERSON   Vice President  (Since 2004)  Employed by SEI                 N/A               N/A
40 yrs. old           and Assistant                 Investments Company since
                        Secretary                   2004. General Counsel,
                                                    CITCO Mutual Fund Services
                                                    from 2003-2004. Vice
                                                    President and Associate
                                                    Counsel from 2001-2003 and
                                                    Vice President and
                                                    Assistant Counsel,
                                                    Oppenheimer Funds from
                                                    1997-2001.
-----------------------------------------------------------------------------------------------------------------

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania
    19456.


                                      26-27

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

----------------------------------------------------------------------------------------
                               BEGINNING         ENDING                          EXPENSE
                                ACCOUNT          ACCOUNT         ANNUALIZED       PAID
                                 VALUE            VALUE           EXPENSE        DURING
                                4/30/04         10/31/04           RATIOS        PERIOD*
----------------------------------------------------------------------------------------
ICM SMALL COMPANY PORTFOLIO
----------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Class            $1,000.00        $1,059.40            0.92%      $  4.76
HYPOTHETICAL 5% RETURN
Institutional Class             1,000.00         1,020.51            0.92          4.67
----------------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS (UNAUDITED)

                                                                                DIVIDENDS
                                                                              QUALIFYING FOR
                            LONG TERM                                           CORPORATE
                           (15% RATE)         ORDINARY                          DIVIDENDS      QUALIFYING
                          CAPITAL GAIN         INCOME            TOTAL          RECEIVABLE      DIVIDEND
                          DISTRIBUTIONS    DISTRIBUTIONS     DISTRIBUTIONS      DEDUCTION      INCOME(1)
                          -------------    -------------     -------------    --------------   ----------
ICM Small Company
   Portfolio .........         0%             100.00%           100.00%          100.00%        100.00%

(1) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS DESIGNATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE PORTFOLIO TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2004. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2004 FORM 1099-DIV.

                           ICM SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-234-5426

                                    ADVISER:
                     Investment Counselors of Maryland, LLC
                              803 Cathedral Street
                               Baltimore, MD 21201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ICM-AR-001-0300

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.